Other receivables	12 Months Ended
Dec. 31, 2025
Other Receivables
Other receivables

Note	18 | Other receivables

	Note	12.31.25	12.31.24
Non-current:
Related parties	35.c	526	162

Current:
Assigned assets and in custody (1)		17,581	11,767
Judicial deposits		2,483	1,931
Security deposits		800	668
Prepaid expenses		5,151	5,051
Advances to suppliers		6,880	6,154
Tax credits		1,234	17,127
Debtors for complementary activities		2,058	1,787
Other		123	29
Allowance for the impairment of other receivables		(1,826)	(68)
Total current		34,484	44,446

(1)	As of December 31, 2025 and 2024, relate to Securities issued by private companies for NV 10,500,000 and NV 8,000,000, respectively, assigned to Global Valores S.A. The Company retains the risks and rewards of the aforementioned assets and may make use of them at any time, at its own request.

The value of the Company’s other financial receivables approximates their fair value.

The non-current other receivables are measured at amortized cost, which does not differ significantly from their fair value.

The roll forward of the allowance for the impairment of other receivables is as follows:

	12.31.25	12.31.24
Balance at beginning of the year	68	168
Increase	2,053	67
Result from exposure to inflation	(295)	(167)
Balance at end of the year	1,826	68

The aging analysis of these other receivables is as follows:

	12.31.25	12.31.24
Without expiry date	3,283	2,601
Past due	7,235	7,902
Up to 3 months	3,588	2,272
From 3 to 6 months	1,828	18,973
From 6 to 9 months	967	931
From 9 to 12 months	17,583	11,767
More than 12 months	526	162
Total other receivables	35,010	44,608

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of other receivables.

The carrying amount of the Company’s other receivables is denominated in Argentine pesos.